SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

From April 1 to May 29, 2026, the Company sold 176,562 shares of common stock in a qualified offering pursuant to Regulation A+ for gross proceeds of $882,810 and net proceeds of $818,175.

From April 1 to May 29, 2026 the Company issued 12,500 shares of common stock with a fair value of $62,500 under its 2025 Long-Term Incentive Plan for services rendered.

The Company repaid the $4,700 promissory note dated April 10, 2026 held by the Company’s Chief Executive Officer on May 26, 2026.

The Company repaid the $14,980 promissory note dated March 31, 2026 held by the Company’s Chief Financial Officer on April 24, 2026.

On April 24, 2026, the Company issued and sold in a private placement an aggregate of 519,258 shares of Common Stock at a purchase price of $5.00 per share to certain accredited investors pursuant to the April 2026 Purchase Agreements, for aggregate gross proceeds of approximately $2.6 million (the “April 2026 Private Placements”). The Company used the proceeds from the April 2026 Private Placements for working capital and to begin redeeming the Seed Notes.

In connection with the April 2026 Private Placements, Mr. Trawick sold an aggregate of 3,196,737 shares of the Company’s Common Stock to the same accredited investors that were purchasers in the April 2026 Private Placements (the “Founder Share Sale”). The purchase price per share in the Founder Share Sale was $0.10, and Mr. Trawick received gross proceeds of approximately $320,000. The Company was not a party to the Founder Share Sale and did not receive any proceeds from the sale of shares by Mr. Trawick.

From April 1 to May 29, 2026, the Company redeemed senior secured promissory notes with aggregate principal and accrued interest of $383,645 and $30,222, respectively, realizing a loss on settlement of $1,743,896, in cash.

NOTE 12 – SUBSEQUENT EVENTS

On January 5, 2026, FullPAC, Inc. (“FullPAC” or the “Company”) and its newly created wholly owned subsidiary GOVT, Inc. entered into an asset purchase agreement (“APA”) with Govtext, LLC and Elnatan Rudolph (“Sellers”) to purchase certain assets of the Seller related to its business focused on constituent outreach (“Govtext”). The Company agreed to pay $30,000 in cash to the sellers. The Company also entered into an Independent Referral Partner Agreement (“Partner Agreement”) with Elnatan Rudolph (the “Partner”). The Partner Agreement has a term of approximately 10 years but is cancellable by either party with 30 days notice. Under the Partner Agreement, the Partner can earn commissions based on gross proceeds from certain legacy accounts of the assets they acquired. All compensation ends upon termination of the agreement. The Company accounted for the transaction as an asset acquisition under ASC 805.

On January 6, 2026, pursuant to a securities purchase agreement dated December 9, 2025, dated as of the same date, by and between us and the investor named therein, we issued and sold in a private placement, an aggregate of 160,000 shares of Common Stock at a purchase price of $5.00 per share to an institutional investor for aggregate gross proceeds of $800,000.

From January 5 to July 14, 2026, the Company sold 288,342 shares of common stock in a qualified offering pursuant to Regulation A+ for gross proceeds of $1,441,710 and net proceeds of $1,107,917.

From January 8 to July 14, 2026 the Company issued 117,500 shares of common stock with a fair value of $587,500 under its 2025 Long-Term Incentive Plan for services rendered.

From January 5 to July 14, 2026, the Company redeemed senior secured promissory notes with aggregate principal and accrued interest of $513,288 and $46,450, respectively, realizing a loss on settlement of $2,317,187, in cash.

On April 24, 2026, we issued and sold in a private placement an aggregate of 519,258 shares of Common Stock at a purchase price of $5.00 per share to certain accredited investors pursuant to the April 2026 Purchase Agreements, for aggregate gross proceeds of approximately $2.6 million (the “April 2026 Private Placements”). We used the proceeds from the April 2026 Private Placements for working capital and to begin redeeming the Seed Notes.

In connection with the April 2026 Private Placements, Mr. Trawick sold an aggregate of 3,196,737 shares of the Company’s Common Stock to the same accredited investors that were purchasers in the April 2026 Private Placements (the “Founder Share Sale”). The purchase price per share in the Founder Share Sale was $0.10, and Mr. Trawick received gross proceeds of approximately $320,000. The Company was not a party to the Founder Share Sale and did not receive any proceeds from the sale of shares by Mr. Trawick.

The Company repaid the $4,700 promissory note dated April 10, 2026 held by the Company’s Chief Executive Officer on May 26, 2026.

The Company repaid the $14,980 promissory note dated March 31, 2026 held by the Company’s Chief Financial Officer on April 24, 2026.